Investor A Institutional [Member] Expense Example - Investor A, Institutional - BlackRock LifePath ESG Index 2070 Fund	Oct. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	232
Expense Example, with Redemption, 10 Years	547
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	$ 852